Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual)
Income tax credits	$ (103,971)	$ 0	$ (103,471)	$ (159,220)	$ 158,895	$ (175)
Income tax refunds	103,971		103,971	159,395
Net operating loss carryforwards					11,848,000
Net operating loss carryforwards, expire date					Dec. 31, 2032
Cash payment for taxes			103,971	159,220	(158,895)	175
Tax credit amount							159,395
Interest and penalties related to tax					$ 0	$ 0